S000083865 [Member] Investment Objectives and Goals - AB Short Duration Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Short Duration Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current income consistent with preservation of capital.